Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - ke:EBP001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 120,492
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	89,668	135,790
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 1,238,114	$ 1,851,027
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 0	$ 0